Income Taxes - Income Tax Expense (Benefit) from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ (8,856)	$ 1,681	$ 6,394
State	372	773	1,189
Deferred:
Federal	4,973	1,702	(70,873)
State	2,104	1,948	(17,614)
Total income tax (benefit) expense	$ (1,407)	$ 6,104	$ (80,904)